Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Unearned ESOP Shares	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss), Net of Tax
Beginning Balance at Dec. 31, 2013	$ 80,249	$ (3,238)	$ 59	$ 44,495	$ 40,771	$ (1,838)
Net income	4,410
Other comprehensive income (loss)	2,360					2,360
Cash dividends on common stock ($0.16 and $0.13 per share for December 31, 2013 and 2012 respectively)	(923)				(923)
Repurchase of common stock	(4,321)		(3)	(4,318)
ESOP shares earned, 22,486 shares for both December 31, 2013 and 2012 respectively	251	180		71
Exercise of stock options	28			28
Stock-based compensation expense	334		1	333
Ending Balance at Dec. 31, 2014	82,388	(3,058)	57	40,609	44,258	522
Net income	4,578
Other comprehensive income (loss)	(212)					(212)
Cash dividends on common stock ($0.16 and $0.13 per share for December 31, 2013 and 2012 respectively)	(896)				(896)
Repurchase of common stock	(1,419)		(1)	(1,418)
ESOP shares earned, 22,486 shares for both December 31, 2013 and 2012 respectively	310	180		130
Exercise of stock options	103			103
Stock-based compensation expense	696			696
Ending Balance at Dec. 31, 2015	$ 85,548	$ (2,878)	$ 56	$ 40,120	$ 47,940	$ 310